Income taxes: - Deferred Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income taxes:
Current income tax expense in respect of the current year	$ 21	$ 21
Deferred income taxes:
Origination and reversal of temporary differences	(17,347)	(17,195)
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods		(323)
Change in unrecognized deductible temporary differences	17,386	17,298
Total income tax expense (recovery)	$ 60	$ (199)